Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues
E-commerce		$ 3,181	$ 4,480	$ 1,640
Transaction verification services				325,627
Hosting				27,945
Total revenues		3,181	4,480	355,212
Cost of revenues
Power and mining expenses			(160)	(263,869)
Revaluation of digital currencies			704,946	8,665
Gross profit			709,266	100,008
Operating expenses (income):
General and administrative	255,661	179,386	1,564,851	1,309,014
Marketing	1,485	60	9,242	10,693
Impairment loss on fixed assets				236,585
Total operating expenses	257,146	179,446	1,574,093	1,556,292
Net loss from operations	(257,146)	(176,265)	(864,827)	(1,456,284)
Other (expenses) income:
Impairment loss related to investment				(2,250,000)
Fair value adjustments for warrant liabilities		(33,172,886)	(39,222,099)	(25,266,593)
Fair value adjustments for convertible notes		(16,849,071)	(16,849,071)	2,096,700
Fair value adjustments for derivative liability shortfall of shares				(14,915,419)
Interest expenses				(7,420)
Loss on issuance of Units				(250,000)
Gain on extinguishment of debt		15,873,067	15,918,867	837,369
Loss from lease termination		(177,389)	(100,696)
Liquidated damages		(693,000)	(693,000)	(3,102,750)
Other income			33,022	49,121
Revaluation of digital currencies	(180,816)
Realized loss on sale of digital currencies	(63,179)
Total other expenses	(243,995)	(35,019,279)	(44,200,509)	(42,808,992)
Net loss	$ (501,141)	$ (35,195,544)	$ (45,065,336)	$ (44,265,276)
Net loss per share, basic and diluted
Basic and Diluted	$ (0.00)	$ (1.78)	$ (0.36)	$ (4.89)
Weighted average number of shares outstanding, basic and diluted
Basic and Diluted	368,219,169	19,730,929	123,548,858	9,058,785
Series C Convertible Preferred Stock [Member]
Other (expenses) income:
Loss on issuance of Convertible Preferred stock			$ (2,809,497)
Series C-1 Convertible Preferred Stock [Member]
Other (expenses) income:
Loss on issuance of Convertible Preferred stock			$ (478,035)